Annual Total Returns (Vanguard Emerging Markets Stock Index Fund - Institutional Shares Institutional) (Vanguard Emerging Markets Stock Index Fund, Vanguard Emerging Markets Stock Index Fund - Institutional Shares)
18 Months Ended
Apr. 30, 2013
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Annual Total Return
2012	18.91%
2011	(18.63%)
2010	19.06%
2009	76.35%
2008	(52.74%)
2007	39.15%
2006	29.57%
2005	32.35%
2004	26.24%
2003	57.97%